Share Capital and Reserves (Details) - USD ($)									1 Months Ended	3 Months Ended						9 Months Ended		12 Months Ended
	Jun. 26, 2025	Jun. 25, 2025	Dec. 31, 2024	Dec. 13, 2024	Oct. 26, 2023	Oct. 24, 2023	Jun. 24, 2023	Nov. 21, 2022	Dec. 31, 2024	Mar. 31, 2026	Dec. 31, 2025	Sep. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Mar. 31, 2026	Mar. 31, 2025	Jun. 30, 2025	Jun. 30, 2024	Aug. 01, 2025
Class of Stock [Line Items]
Preferred shares, issued (in Shares)
Preferred shares, outstanding (in Shares)
Proceeds from the sale of pre-funded warrants																		$ 5,024,891	$ 0
Transaction costs paid	$ 600,000																	$ 500,000
Warrants exercise price (in Dollars per share)					$ 20.75	$ 16.6												$ 2.436
Percentage of common shares outstanding																		9.99%
Issuance terms					5 years 6 months	5 years 6 months												18 months		18 months
Option of fair value						$ 1,300,000										$ 2,000,000		$ 2,000,000
Cash consideration						$ 0.125												0.125
Equity purchase												$ 137,178	$ 15,103	$ 57,632	$ 191,824			$ 883,978	$ 562,151
Percentage of outstanding common shares				19.99%
Percentage of exceed aggregate of common share				9.99%
Percentage of market price				97.00%
Shares issued (in Shares)										3,314,063						3,314,063		2,002,186	445,908
Commitment fee percentage			2.50%						2.50%
Financing fees																		$ 300,000
Fair value of common stock																		1,500,000
Fair value of issuance date																		$ 1,200,000
Drawn down abeyance shares (in Shares)																		89,827
Fair value																$ 231,675	$ 4,361,220	$ 8,130,299	$ 5,216,194
Fees paid					$ 600,000
Warrants issued (in Shares)					20,425
Preferred investment options exercised																			175
Exercise price per share (in Dollars per share)						$ 16.6
Gross proceeds of SEPA										231,675
SEPA [Member]
Class of Stock [Line Items]
Equity purchase				$ 10,000,000
Gross proceeds																		6,200,000
Commitment fee										$ 400,000						$ 400,000		$ 400,000
VWAP [Member]
Class of Stock [Line Items]
Commitment fee			$ 25,000						$ 25,000					25,000
Commitment Fee [Member]
Class of Stock [Line Items]
Commitment fee			$ 300,000						$ 300,000					300,000
Commitment fee percentage			25.00%
Quarterly Instalments Beginning [Member]
Class of Stock [Line Items]
Commitment fee percentage																		75.00%
Pre-Funded Warrants [Member]
Class of Stock [Line Items]
Common stock at a purchase price (in Dollars per share)		$ 2.561				16.6
Warrants exercise price (in Dollars per share)						$ 0.0001				$ 0.0001						$ 0.0001		$ 0.0001
Warrants of fair value						$ 1,200,000										$ 2,900,000		$ 2,900,000
Warrant [Member]
Class of Stock [Line Items]
Shares issued (in Shares)																		1,208,336
Fair value					$ 326,000													$ 3,500,000
Outstanding intrinsic value										$ 580,554						$ 580,554		$ 8,102,467	$ 184,539
Weighted average remaining life																1 year		2 years	4 years
2025 Inducement [Member]
Class of Stock [Line Items]
Existing investment option cash paid						25,000												$ 25,000
Fair value of date inducement						$ 100,000												$ 100,000
Common Shares [Member]
Class of Stock [Line Items]
Aggregate of common shares (in Shares)																		327,273
Warrants exercise price (in Dollars per share)																		$ 16.6
Equity purchase												$ 137,178	$ 15,103	$ 57,632	$ 191,824			$ 269,559
Pre-funded warrants exercised (in Shares)										250,000	200,000	602,000			34,700			34,700	115,901
Preferred investment options exercised										$ 300,000	$ 240,000	$ 722,400			$ 576,034			$ 576,034	$ 1,924,142
Shares of SEPA (in Shares)										259,877						259,877
Gross proceeds of SEPA										$ 231,675						$ 231,675
ATM Agreement [Member]
Class of Stock [Line Items]
Gross proceeds																		$ 1,900,000
ATM Agreement [Member] | Common Shares [Member]
Class of Stock [Line Items]
Shares issued (in Shares)																		313,242
Preferred Investment Options [Member]
Class of Stock [Line Items]
Aggregate of common shares (in Shares)						199,115	199,115	163,636										163,636
Reduced exercise price (in Dollars per share)																		$ 16.6
Exercise price per share (in Dollars per share)						$ 2.436
Maximum [Member]
Class of Stock [Line Items]
Reduced exercise price (in Dollars per share)		$ 2.436
Two Thousand Twenty Five Private Placement [Member]
Class of Stock [Line Items]
Aggregate of common shares (in Shares)		1,952,363
Two Thousand Twenty Five Private Placement [Member] | Pre-Funded Warrants [Member]
Class of Stock [Line Items]
Aggregate of common shares (in Shares)		1,952,363
Two Thousand Twenty Five Private Placement [Member] | Common Shares [Member]
Class of Stock [Line Items]
Aggregate of common shares (in Shares)	199,114
Private Placement [Member]
Class of Stock [Line Items]
Proceeds from the sale of pre-funded warrants	$ 5,000,000																	$ 5,000,000
Warrants exercise price (in Dollars per share)																				$ 2.436
Pre-funded warrants exercised (in Shares)																1,052,000
Preferred investment options exercised																$ 0
2023 Private Placement [Member]
Class of Stock [Line Items]
Proceeds from the sale of pre-funded warrants					$ 5,200,000
Institutional investors (in Shares)																		89,827
2023 Private Placement [Member] | Pre-Funded Warrants [Member]
Class of Stock [Line Items]
Aggregate of common shares (in Shares)						150,602